Earnings/(Loss) per Share ("EPS") - Computation of Weighted Average Number of Shares (Detail) - shares		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [abstract]
Weighted average number of ordinary shares for basic earnings per share	[1]	3,702,554,614	3,705,502,141	3,709,778,760
Effect of dilution
Potential ordinary shares relating to share option awards	[2]	21,220,860	15,947,492	7,687,551
Adjusted weighted average number of ordinary shares for diluted earnings per share	[2]	3,702,554,614	3,721,449,633	3,717,466,311

[1]	After excluding the impact of treasury shares
[2]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020